SCHEDULE I - CONDENSED FINANCIAL STATEMENTS, STATEMENTS OF CASH FLOWS (FY) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities [Abstract]
Net cash provided by operating activities	$ 83,900	$ 106,800	$ 165,644	$ 172,066	$ 141,805
Cash Flows From Investing Activities [Abstract]
Net cash used in investing activities	(43,100)	(59,800)	(82,076)	(84,014)	(155,406)
Cash Flows From Financing Activities [Abstract]
Purchases of treasury stock	(2,600)	(12,600)	(14,109)	(2,104)	(3,210)
Proceeds from the issuance of common stock			3,258	4,168	15,888
Net cash used in financing activities	(8,200)	(30,800)	(43,002)	(35,022)	(3,698)
Net increase in cash and cash equivalents	47,200	13,900	27,481	44,165	(34,507)
Cash and cash equivalents, beginning of period	255,803	228,322	228,322	184,157	218,664
Cash and cash equivalents, end of period	303,000	242,200	255,803	228,322	184,157
Parent Company [Member]
Cash Flows From Operating Activities [Abstract]
Net cash provided by operating activities			11,064	(2,018)	(25,460)
Cash Flows From Investing Activities [Abstract]
Net cash used in investing activities			0	0	0
Cash Flows From Financing Activities [Abstract]
Purchases of treasury stock			(14,109)	(2,104)	(3,210)
Proceeds from the issuance of common stock			3,258	4,168	15,888
Net cash used in financing activities			(10,851)	2,064	12,678
Net increase in cash and cash equivalents			213	46	(12,782)
Cash and cash equivalents, beginning of period	$ 305	$ 92	92	46	12,828
Cash and cash equivalents, end of period			$ 305	$ 92	$ 46